ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2015
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(8)ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31,
	2014	2015
	RMB	RMB
Business tax, value-added tax and other taxes payable	8,556,910	4,377,930
Accrued payroll and welfare	19,379,016	13,748,579
Accrued test monitoring fees	14,183,667	12,235,005
Accrued certificates costs	2,702,086	3,982,958
Royalty fees payable	2,622,744	1,409,520
Income taxes payable	7,488,629	3,676,704
Other current liabilities	13,833,091	14,984,729

Total accrued expenses and other payables	68,766,143	54,415,425

Other current liabilities as of March 31, 2014 and 2015 mainly include accrued traveling expenses, rental expenses, meeting expense and other operating expenses, none of which individually exceed 5% of total accrued expenses and other payables.